CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,898,378	$ 5,323,482	$ 6,613,406
Adjustments to reconcile net income to net cash provided by operating activities:
Other payables and accrued liabilities	2,496,349	70,804	46,712
Due to shareholder	44,000	25,000	182,499
Net cash provided by / (used in) operating activities	(3,019,725)	15,528,845	12,441,861
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	(37,848)	(17,537)	(29,687)
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	0	(36,810)	(58,735)
Net cash used in financing activities	(4,298,299)	(7,532,571)	(4,431,100)
INCREASE / (DECREASE) IN CASH	(7,355,872)	7,978,737	7,981,074
Effect of exchange rate changes on cash	8,088,466	(8,573,383)	(7,853,389)
Cash and cash equivalents at beginning of period	217,631	812,277	684,592
CASH AND CASH EQUIVALENTS AT END OF PERIOD	950,225	217,631	812,277
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	5,345,311	4,823,973	5,896,804
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(5,492,315)	(5,104,050)	(6,095,829)
Other payables and accrued liabilities	102,517	213,909	132,938
Due to shareholder	44,000	25,000	182,499
Net cash provided by / (used in) operating activities	(487)	(41,168)	116,412
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	0	(36,810)
Net cash used in financing activities	0	(36,810)
INCREASE / (DECREASE) IN CASH	(487)	(77,978)	57,677
Effect of exchange rate changes on cash	(7)	(54)	54
Cash and cash equivalents at beginning of period	3,461	81,493	23,762
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 2,967	$ 3,461	$ 81,493